Distribution Date:	02/18/25	BANK 2017-BNK9
Determination Date:	02/11/25
Next Distribution Date:	03/17/25
Record Date:	01/31/25	Commercial Mortgage Pass-Through Certificates
Series 2017-BNK9

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Banc of America Merrill Lynch Commercial Mortgage Inc.
Certificate Factor Detail	3		Leland F. Bunch, III	(646) 855-3953
Certificate Interest Reconciliation Detail	4		Bank of America Tower, One Bryant Park | New York, NY 10036 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 230-9090
Historical Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	06540RAA2	2.322000%	26,278,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	06540RAB0	2.766000%	27,104,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	06540RAC8	3.470000%	39,690,000.00	23,271,737.36	657,164.38	67,294.11	0.00	0.00	724,458.49	22,614,572.98	35.44%	30.00%
A-3	06540RAD6	3.279000%	170,000,000.00	75,316,365.39	0.00	205,801.97	0.00	0.00	205,801.97	75,316,365.39	35.44%	30.00%
A-4	06540RAE4	3.538000%	437,655,000.00	437,655,000.00	0.00	1,290,352.83	0.00	0.00	1,290,352.83	437,655,000.00	35.44%	30.00%
A-S	06540RAH7	3.829000%	41,293,000.00	41,293,000.00	0.00	131,759.08	0.00	0.00	131,759.08	41,293,000.00	30.46%	25.88%
B	06540RAJ3	4.031000%	82,586,000.00	82,586,000.00	0.00	277,420.14	0.00	0.00	277,420.14	82,586,000.00	20.51%	17.63%
C	06540RAK0	4.251533%	51,303,000.00	51,303,000.00	0.00	181,763.68	0.00	0.00	181,763.68	51,303,000.00	14.32%	12.50%
D	06540RAU8	2.800000%	47,549,000.00	47,549,000.00	0.00	110,947.67	0.00	0.00	110,947.67	47,549,000.00	8.59%	7.75%
E	06540RAW4	3.367000%	21,273,000.00	21,273,000.00	0.00	59,688.49	0.00	0.00	59,688.49	21,273,000.00	6.03%	5.63%
F	06540RAY0	3.367000%	15,015,000.00	15,015,000.00	0.00	42,129.59	0.00	0.00	42,129.59	15,015,000.00	4.22%	4.13%
G	06540RBA1	3.367000%	41,293,526.00	34,984,027.10	0.00	1,486.44	0.00	0.00	1,486.44	34,984,027.10	0.00%	0.00%
R	06540RBC7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR Interest	BCC2F3FW7	4.251533%	52,686,290.90	43,697,164.73	34,587.60	149,728.58	0.00	0.00	184,316.18	43,662,577.13	0.00%	0.00%
Regular SubTotal			1,053,725,816.90	873,943,294.58	691,751.98	2,518,372.58	0.00	0.00	3,210,124.56	873,251,542.60

X-A	06540RAF1	0.752861%	700,727,000.00	536,243,102.75	0.00	336,430.61	0.00	0.00	336,430.61	535,585,938.37
X-B	06540RAG9	0.203563%	175,182,000.00	175,182,000.00	0.00	29,717.19	0.00	0.00	29,717.19	175,182,000.00
X-D	06540RAL8	1.451533%	47,549,000.00	47,549,000.00	0.00	57,515.80	0.00	0.00	57,515.80	47,549,000.00
X-E	06540RAN4	0.884533%	21,273,000.00	21,273,000.00	0.00	15,680.56	0.00	0.00	15,680.56	21,273,000.00
X-F	06540RAQ7	0.884533%	15,015,000.00	15,015,000.00	0.00	11,067.72	0.00	0.00	11,067.72	15,015,000.00
X-G	06540RAS3	0.884533%	41,293,526.00	34,984,027.10	0.00	25,787.11	0.00	0.00	25,787.11	34,984,027.10
Notional SubTotal			1,001,039,526.00	830,246,129.85	0.00	476,198.99	0.00	0.00	476,198.99	829,588,965.47

Deal Distribution Total					691,751.98	2,994,571.57	0.00	0.00	3,686,323.55

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06540RAA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	06540RAB0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	06540RAC8	586.33755001	16.55742958	1.69549282	0.00000000	0.00000000	0.00000000	0.00000000	18.25292240	569.78012043
A-3	06540RAD6	443.03744347	0.00000000	1.21059982	0.00000000	0.00000000	0.00000000	0.00000000	1.21059982	443.03744347
A-4	06540RAE4	1,000.00000000	0.00000000	2.94833334	0.00000000	0.00000000	0.00000000	0.00000000	2.94833334	1,000.00000000
A-S	06540RAH7	1,000.00000000	0.00000000	3.19083331	0.00000000	0.00000000	0.00000000	0.00000000	3.19083331	1,000.00000000
B	06540RAJ3	1,000.00000000	0.00000000	3.35916669	0.00000000	0.00000000	0.00000000	0.00000000	3.35916669	1,000.00000000
C	06540RAK0	1,000.00000000	0.00000000	3.54294447	0.00000000	0.00000000	0.00000000	0.00000000	3.54294447	1,000.00000000
D	06540RAU8	1,000.00000000	0.00000000	2.33333340	0.00000000	0.00000000	0.00000000	0.00000000	2.33333340	1,000.00000000
E	06540RAW4	1,000.00000000	0.00000000	2.80583322	0.00000000	0.00000000	0.00000000	0.00000000	2.80583322	1,000.00000000
F	06540RAY0	1,000.00000000	0.00000000	2.80583350	0.00000000	0.00000000	0.00000000	0.00000000	2.80583350	1,000.00000000
G	06540RBA1	847.20367788	0.00000000	0.03599693	2.34111541	60.75016239	0.00000000	0.00000000	0.03599693	847.20367788
R	06540RBC7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	BCC2F3FW7	829.38396276	0.65648197	2.84188880	0.09657256	2.54818640	0.00000000	0.00000000	3.49837077	828.72748080

Notional Certificates
X-A	06540RAF1	765.26679113	0.00000000	0.48011652	0.00000000	0.00000000	0.00000000	0.00000000	0.48011652	764.32895888
X-B	06540RAG9	1,000.00000000	0.00000000	0.16963609	0.00000000	0.00000000	0.00000000	0.00000000	0.16963609	1,000.00000000
X-D	06540RAL8	1,000.00000000	0.00000000	1.20961114	0.00000000	0.00000000	0.00000000	0.00000000	1.20961114	1,000.00000000
X-E	06540RAN4	1,000.00000000	0.00000000	0.73711089	0.00000000	0.00000000	0.00000000	0.00000000	0.73711089	1,000.00000000
X-F	06540RAQ7	1,000.00000000	0.00000000	0.73711089	0.00000000	0.00000000	0.00000000	0.00000000	0.73711089	1,000.00000000
X-G	06540RAS3	847.20367788	0.00000000	0.62448312	0.00000000	0.00000000	0.00000000	0.00000000	0.62448312	847.20367788

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	01/01/25 - 01/30/25	30	0.00	67,294.11	0.00	67,294.11	0.00	0.00	0.00	67,294.11	0.00
A-3	01/01/25 - 01/30/25	30	0.00	205,801.97	0.00	205,801.97	0.00	0.00	0.00	205,801.97	0.00
A-4	01/01/25 - 01/30/25	30	0.00	1,290,352.83	0.00	1,290,352.83	0.00	0.00	0.00	1,290,352.83	0.00
X-A	01/01/25 - 01/30/25	30	0.00	336,430.61	0.00	336,430.61	0.00	0.00	0.00	336,430.61	0.00
X-B	01/01/25 - 01/30/25	30	0.00	29,717.19	0.00	29,717.19	0.00	0.00	0.00	29,717.19	0.00
X-D	01/01/25 - 01/30/25	30	0.00	57,515.80	0.00	57,515.80	0.00	0.00	0.00	57,515.80	0.00
X-E	01/01/25 - 01/30/25	30	0.00	15,680.56	0.00	15,680.56	0.00	0.00	0.00	15,680.56	0.00
X-F	01/01/25 - 01/30/25	30	0.00	11,067.72	0.00	11,067.72	0.00	0.00	0.00	11,067.72	0.00
X-G	01/01/25 - 01/30/25	30	0.00	25,787.11	0.00	25,787.11	0.00	0.00	0.00	25,787.11	0.00
A-S	01/01/25 - 01/30/25	30	0.00	131,759.08	0.00	131,759.08	0.00	0.00	0.00	131,759.08	0.00
B	01/01/25 - 01/30/25	30	0.00	277,420.14	0.00	277,420.14	0.00	0.00	0.00	277,420.14	0.00
C	01/01/25 - 01/30/25	30	0.00	181,763.68	0.00	181,763.68	0.00	0.00	0.00	181,763.68	0.00
D	01/01/25 - 01/30/25	30	0.00	110,947.67	0.00	110,947.67	0.00	0.00	0.00	110,947.67	0.00
E	01/01/25 - 01/30/25	30	0.00	59,688.49	0.00	59,688.49	0.00	0.00	0.00	59,688.49	0.00
F	01/01/25 - 01/30/25	30	0.00	42,129.59	0.00	42,129.59	0.00	0.00	0.00	42,129.59	0.00
G	01/01/25 - 01/30/25	30	2,405,167.00	98,159.35	0.00	98,159.35	96,672.91	0.00	0.00	1,486.44	2,508,588.41
RR Interest	01/01/25 - 01/30/25	30	128,710.43	154,816.63	0.00	154,816.63	5,088.05	0.00	0.00	149,728.58	134,254.49
Totals			2,533,877.43	3,096,332.53	0.00	3,096,332.53	101,760.96	0.00	0.00	2,994,571.57	2,642,842.90

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,686,323.55
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,212,938.54	Master Servicing Fee	6,455.98
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,707.01
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	376.28
ARD Interest	0.00	Operating Advisor Fee	1,354.95
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	210.72
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,212,938.54	Total Fees	13,394.93

Principal		Expenses/Reimbursements
Scheduled Principal	691,751.98	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	70,628.85
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	29,998.40
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,133.71
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	691,751.98	Total Expenses/Reimbursements	101,760.96

		Interest Reserve Deposit	103,211.08

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,994,571.57
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	691,751.98
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,686,323.55
Total Funds Collected	3,904,690.52	Total Funds Distributed	3,904,690.52

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	873,943,294.58	873,943,294.58	Beginning Certificate Balance	873,943,294.58
(-) Scheduled Principal Collections	691,751.98	691,751.98	(-) Principal Distributions	691,751.98
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	873,251,542.60	873,251,542.60	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	876,462,899.73	876,462,899.73	Ending Certificate Balance	873,251,542.60
Ending Actual Collateral Balance	875,849,239.32	875,849,239.32

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.25%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	6	67,947,796.26	7.78%	33	4.2992	NAP	Defeased	6	67,947,796.26	7.78%	33	4.2992	NAP
5,000,000 or less	6	16,973,115.21	1.94%	33	4.7715	1.958070	1.40 or less	7	219,102,766.62	25.09%	35	4.4047	0.886866
5,000,001 to 10,000,000	9	65,217,904.24	7.47%	39	4.6819	1.583198	1.41 to 1.50	2	24,908,602.02	2.85%	34	4.1998	1.481920
10,000,001 to 15,000,000	3	38,098,936.52	4.36%	42	4.6324	1.948729	1.51 to 1.60	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 25,000,000	7	127,828,402.52	14.64%	33	4.1660	2.889084	1.61 to 1.70	6	62,979,376.47	7.21%	39	4.6455	1.660221
25,000,001 to 50,000,000	5	168,190,925.36	19.26%	33	4.3084	1.885879	1.71 to 1.80	1	3,124,008.77	0.36%	33	4.9800	1.724800
50,000,001 or greater	5	388,994,462.49	44.55%	34	4.1542	1.720086	1.81 to 1.90	4	92,378,242.33	10.58%	33	4.4184	1.884088
Totals	41	873,251,542.60	100.00%	34	4.2692	1.932565	1.91 to 2.50	7	208,816,137.24	23.91%	34	4.1194	2.163926
							2.51 to 3.00	5	135,051,736.14	15.47%	32	4.0998	2.626060
							3.01 or greater	3	58,942,876.75	6.75%	31	4.0053	4.149608
							Totals	41	873,251,542.60	100.00%	34	4.2692	1.932565
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	26	67,947,796.26	7.78%	33	4.2992	NAP	Washington	1	28,500,000.00	3.26%	34	4.3850	1.895200
Alabama	1	1,000,769.63	0.11%	32	4.3790	3.843600	Totals	75	873,251,542.60	100.00%	34	4.2692	1.932565
Arizona	1	28,906,415.40	3.31%	33	4.3870	1.670000
									Property Type³
California	5	187,311,412.13	21.45%	33	4.0484	1.927018
Colorado	1	2,122,113.91	0.24%	32	4.3790	3.843600		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Delaware	1	13,666,799.87	1.57%	58	4.7900	1.292800		Properties	Balance	Agg. Bal.			DSCR¹
Florida	3	4,628,388.95	0.53%	33	4.4747	2.719398	Defeased	26	67,947,796.26	7.78%	33	4.2992	NAP
Georgia	1	8,773,076.25	1.00%	34	4.4200	1.500900	Industrial	1	15,442,876.75	1.77%	32	4.0100	3.734100
Indiana	1	1,567,470.49	0.18%	32	4.3790	3.843600	Lodging	5	216,717,447.55	24.82%	34	4.4242	1.634865
Kansas	2	7,200,539.84	0.82%	34	4.6106	2.011376	Mixed Use	2	9,794,012.14	1.12%	34	4.1239	1.292224
Louisiana	1	3,925,765.10	0.45%	33	4.8200	1.940500	Mobile Home Park	2	7,127,164.67	0.82%	34	4.5043	1.903089
Maryland	3	56,480,638.84	6.47%	34	4.7691	1.165562	Multi-Family	2	40,803,855.38	4.67%	34	4.4046	2.217392
Massachusetts	1	60,000,000.00	6.87%	33	4.1460	0.258100	Office	4	241,435,525.77	27.65%	32	3.8649	1.757320
Michigan	4	29,340,091.50	3.36%	34	4.4622	1.615059	Other	1	19,000,000.00	2.18%	34	4.3300	1.875100
Minnesota	3	4,171,883.01	0.48%	32	4.3790	3.843600	Retail	31	250,582,864.09	28.70%	37	4.4978	2.096241
Nevada	1	8,807,185.33	1.01%	34	5.0000	2.537400	Self Storage	1	4,400,000.00	0.50%	33	4.6750	2.349800
New Jersey	1	66,400,000.00	7.60%	37	4.3550	2.328300	Totals	75	873,251,542.60	100.00%	34	4.2692	1.932565
New York	2	33,750,000.00	3.86%	34	4.3956	1.936153
Ohio	2	13,376,969.80	1.53%	34	4.4443	3.034286
Pennsylvania	2	107,225,476.76	12.28%	33	3.8581	2.097172
Rhode Island	1	28,878,242.33	3.31%	32	4.4450	1.877200
South Carolina	1	1,410,723.45	0.16%	32	4.3790	3.843600
Tennessee	2	16,528,281.27	1.89%	33	4.6493	1.842311
Texas	7	89,474,652.82	10.25%	37	4.3221	2.544789
Utah	1	1,856,849.67	0.21%	32	4.3790	3.843600

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	67,947,796.26	7.78%	33	4.2992	NAP	Defeased	6	67,947,796.26	7.78%	33	4.2992	NAP
	4.0000% or less	4	173,168,535.38	19.83%	32	3.7536	2.521398	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.4999%	15	488,059,987.40	55.89%	34	4.2960	1.859098	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.9999%	14	129,617,665.18	14.84%	36	4.7355	1.469988	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	2	14,457,558.38	1.66%	57	5.2189	2.200665	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	41	873,251,542.60	100.00%	34	4.2692	1.932565	49 months or greater	35	805,303,746.34	92.22%	34	4.2667	1.945018
								Totals	41	873,251,542.60	100.00%	34	4.2692	1.932565
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	67,947,796.26	7.78%	33	4.2992	NAP	Defeased	6	67,947,796.26	7.78%	33	4.2992	NAP
	60 months or less	34	799,653,373.29	91.57%	34	4.2575	1.946921	Interest Only	12	485,850,000.00	55.64%	33	4.1256	1.950694
61 months to 120 months		1	5,650,373.05	0.65%	93	5.5600	1.675800	240 months or less	3	25,461,100.35	2.92%	47	4.5505	1.363988
121 months to 144 months		0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	20	293,992,645.99	33.67%	34	4.4752	1.985959
	145 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	41	873,251,542.60	100.00%	34	4.2692	1.932565	Totals	41	873,251,542.60	100.00%	34	4.2692	1.932565
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	6	67,947,796.26	7.78%	33	4.2992	NAP			No outstanding loans in this group
Underwriter's Information		1	20,000,000.00	2.29%	30	3.5625	4.830000
	12 months or less	33	783,378,269.58	89.71%	34	4.2837	1.872042
	13 months to 24 months	1	1,925,476.76	0.22%	32	4.6300	1.669100
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	41	873,251,542.60	100.00%	34	4.2692	1.932565
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	310942546	OF	Philadelphia	PA	Actual/360	3.844%	348,554.70	0.00	0.00	N/A	11/11/27	--	105,300,000.00	105,300,000.00	01/11/25
3	310942335	LO	Dana Point	CA	Actual/360	4.340%	317,663.89	0.00	0.00	N/A	12/11/27	--	85,000,000.00	85,000,000.00	02/11/25
4	309340004	LO	Plano	TX	Actual/360	4.210%	262,552.09	128,149.52	0.00	N/A	11/01/27	--	72,422,612.01	72,294,462.49	02/01/25
5	309340005	RT	Hackensack	NJ	Actual/360	4.355%	249,009.22	0.00	0.00	N/A	03/01/28	--	66,400,000.00	66,400,000.00	02/01/25
6	453011613	OF	Santa Monica	CA	Actual/360	3.563%	122,708.33	0.00	0.00	N/A	08/09/27	--	40,000,000.00	40,000,000.00	02/09/25
6A	310942258				Actual/360	3.563%	61,354.17	0.00	0.00	N/A	08/09/27	--	20,000,000.00	20,000,000.00	02/09/25
7	300801704	OF	Boston	MA	Actual/360	4.146%	214,210.00	0.00	0.00	N/A	11/01/27	--	60,000,000.00	60,000,000.00	11/01/24
8	300801709	LO	Linthicum Heights	MD	Actual/360	4.820%	174,252.18	76,590.16	0.00	N/A	12/01/27	--	41,982,857.79	41,906,267.63	09/01/22
9	453011673	Various Various		Various	Actual/360	4.180%	138,725.50	56,414.73	0.00	N/A	11/05/27	--	38,540,808.29	38,484,393.56	02/05/25
10	300801696	RT	Gilbert	AZ	Actual/360	4.387%	109,353.15	40,644.84	0.00	N/A	11/01/27	--	28,947,060.24	28,906,415.40	02/01/25
11	300801679	RT	Warwick	RI	Actual/360	4.445%	110,689.88	40,336.90	0.00	N/A	10/01/27	--	28,918,579.23	28,878,242.33	02/01/25
12	300801717	MF	Kenmore	WA	Actual/360	4.385%	107,615.21	0.00	0.00	N/A	12/01/27	--	28,500,000.00	28,500,000.00	02/01/25
13	310943184	RT	Various	Various	Actual/360	4.379%	88,613.93	0.00	0.00	N/A	10/06/27	--	23,500,000.00	23,500,000.00	02/06/25
14	310940657	98	Oxnard	CA	Actual/360	4.330%	70,843.61	0.00	0.00	N/A	12/11/27	--	19,000,000.00	19,000,000.00	02/11/25
15	1750593	OF	Novi	MI	Actual/360	4.080%	56,806.49	33,304.65	0.00	N/A	12/01/27	--	16,168,830.42	16,135,525.77	02/01/25
16	310940990	IN	Richmond	CA	Actual/360	4.010%	53,437.68	32,600.88	0.00	N/A	10/11/27	--	15,475,477.63	15,442,876.75	02/11/25
17	300801716	RT	New York	NY	Actual/360	4.270%	65,265.76	0.00	0.00	N/A	12/01/27	--	17,750,000.00	17,750,000.00	02/01/25
18	1750402	RT	Dover	DE	Actual/360	4.790%	56,528.17	37,921.20	0.00	N/A	12/01/29	--	13,704,721.07	13,666,799.87	02/01/25
19	1750107	RT	Brooklyn	NY	Actual/360	4.535%	62,482.22	0.00	0.00	N/A	12/01/27	--	16,000,000.00	16,000,000.00	02/01/25
21	1750798	MF	Columbus	OH	Actual/360	4.450%	47,227.30	20,774.73	0.00	N/A	12/01/27	--	12,324,630.11	12,303,855.38	02/01/25
22	1750505	RT	Murfreesboro	TN	Actual/360	4.640%	48,533.41	18,568.27	0.00	N/A	11/01/27	--	12,146,849.54	12,128,281.27	02/01/25
23	1750051	RT	Worcester	MA	Actual/360	4.610%	46,801.01	15,814.53	0.00	N/A	08/01/27	--	11,789,492.41	11,773,677.88	02/01/25
26	300801706	RT	Sacramento	CA	Actual/360	4.061%	33,255.56	19,647.70	0.00	N/A	12/01/27	--	9,509,815.59	9,490,167.89	02/01/25
27	1750262	RT	Suwanee	GA	Actual/360	4.420%	33,456.54	17,139.31	0.00	N/A	12/01/27	--	8,790,215.56	8,773,076.25	02/01/25
28	300801703	LO	Camp Springs	MD	Actual/360	4.537%	34,092.55	16,796.06	0.00	N/A	11/01/27	--	8,726,328.16	8,709,532.10	02/01/25
29	300801715	LO	Las Vegas	NV	Actual/360	5.000%	37,987.03	15,609.24	0.00	N/A	12/01/27	--	8,822,794.57	8,807,185.33	02/01/25
30	300801721	MU	Pasadena	CA	Actual/360	4.000%	27,185.45	24,014.72	0.00	N/A	12/01/27	--	7,892,550.10	7,868,535.38	02/01/25
31	1750838	RT	Farmington	MI	Actual/360	4.920%	35,784.64	12,090.23	0.00	N/A	12/05/27	--	8,446,414.25	8,434,324.02	02/05/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
32	1750920	RT	Shawnee	KS	Actual/360	4.660%	23,858.57	11,142.25	0.00	N/A	12/01/27	--	5,945,648.22	5,934,505.97	02/01/25
33	600941325	RT	Silver Spring	MD	Actual/360	4.750%	24,033.47	10,916.90	0.00	N/A	11/11/27	--	5,875,756.01	5,864,839.11	02/11/25
35	1749598	RT	Coppell	TX	Actual/360	5.560%	27,087.23	7,206.32	0.00	N/A	11/01/32	--	5,657,579.37	5,650,373.05	02/01/25
36	300801718	MH	Houston	TX	Actual/360	4.466%	19,942.25	10,034.98	0.00	N/A	12/01/27	--	5,185,568.01	5,175,533.03	02/01/25
37	1750210	RT	Shreveport	LA	Actual/360	4.820%	16,339.48	10,932.69	0.00	N/A	11/01/27	--	3,936,697.79	3,925,765.10	02/01/25
38	300801705	SS	Brentwood	TN	Actual/360	4.675%	17,713.06	0.00	0.00	N/A	11/01/27	--	4,400,000.00	4,400,000.00	02/01/25
39	610942570	IN	St George	UT	Actual/360	4.700%	15,899.07	6,402.36	0.00	N/A	10/11/27	--	3,928,390.02	3,921,987.66	02/11/25
40	1750728	RT	Allen Park	MI	Actual/360	4.980%	13,420.78	5,593.02	0.00	N/A	11/01/27	--	3,129,601.79	3,124,008.77	02/01/25
41	309340041	RT	Stockbridge	GA	Actual/360	4.751%	9,925.43	4,160.68	0.00	N/A	12/01/27	--	2,426,079.40	2,421,918.72	02/01/25
42	1750162	RT	Colorado Springs	CO	Actual/360	4.580%	7,352.29	8,572.11	0.00	N/A	11/01/27	--	1,864,222.66	1,855,650.55	02/01/25
43	300801719	MH	Fort Pierce	FL	Actual/360	4.606%	7,755.38	3,697.41	0.00	N/A	12/01/27	--	1,955,329.05	1,951,631.64	02/01/25
44	1749930	MU	Philadelphia	PA	Actual/360	4.630%	7,691.43	3,677.67	0.00	N/A	10/01/27	--	1,929,154.43	1,925,476.76	02/01/25
45	410941717	RT	Ann Arbor	MI	Actual/360	4.880%	6,930.43	2,997.92	0.00	N/A	11/11/27	--	1,649,230.86	1,646,232.94	02/11/25
Totals							3,212,938.54	691,751.98	0.00				873,943,294.58	873,251,542.60
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	9,425,519.50	0.00	--	--	--	0.00	0.00	348,101.32	348,101.32	0.00	0.00
3	7,975,868.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	13,046,376.74	13,648,871.03	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5	6,954,311.00	5,405,257.86	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6	58,277,079.42	43,158,968.69	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1,988,993.37	1,070,149.00	01/01/24	09/30/24	--	0.00	0.00	213,568.30	634,953.34	0.00	0.00
8	0.00	3,531,251.99	01/01/24	09/30/24	02/11/25	14,632,765.28	1,748,992.54	179,692.54	5,520,150.06	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	3,206,347.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	9,877,396.49	7,039,650.29	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,362,989.00	1,823,370.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13	28,198,458.38	26,125,466.58	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,568,219.00	1,178,468.50	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,876,246.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	4,103,336.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,539,189.00	1,175,917.21	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,496,228.37	1,190,718.60	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,264,695.23	1,092,894.84	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,211,446.40	1,924,513.23	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,529,200.88	1,124,471.15	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	983,787.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	664,859.24	321,822.50	10/01/23	09/30/24	--	0.00	0.00	527,237.90	527,237.90	0.00	0.00
29	1,825,610.53	1,855,223.09	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
30	897,569.00	620,098.93	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,166,625.61	748,648.49	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
32	789,541.81	584,797.37	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
33	710,192.71	632,705.53	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
35	577,362.84	529,787.10	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
36	702,693.67	593,825.96	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
37	570,711.40	521,265.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
38	497,806.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	406,470.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	173,886.74	167,237.58	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
44	243,792.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	326,559.93	245,232.99	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	167,439,373.22	116,310,613.51				14,632,765.28	1,748,992.54	1,268,600.06	7,030,442.62	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/18/25	0	0.00	1	60,000,000.00	1	41,906,267.63	0	0.00	1	41,906,267.63	0	0.00	0	0.00	0	0.00	4.269194%	4.192077%	34
01/17/25	1	60,000,000.00	0	0.00	1	41,982,857.79	0	0.00	1	41,982,857.79	0	0.00	0	0.00	0	0.00	4.269332%	4.222360%	35
12/17/24	1	60,000,000.00	0	0.00	1	42,059,131.37	0	0.00	1	42,059,131.37	0	0.00	0	0.00	0	0.00	4.269470%	4.222497%	36
11/18/24	1	60,000,000.00	0	0.00	1	42,140,708.53	0	0.00	1	42,140,708.53	0	0.00	0	0.00	0	0.00	4.269618%	4.222644%	37
10/18/24	0	0.00	0	0.00	1	42,216,329.65	0	0.00	1	42,216,329.65	0	0.00	0	0.00	0	0.00	4.269754%	4.222779%	38
09/17/24	0	0.00	0	0.00	1	42,297,277.92	0	0.00	1	42,297,277.92	0	0.00	0	0.00	0	0.00	4.269900%	4.240032%	39
08/16/24	0	0.00	0	0.00	1	42,372,251.87	0	0.00	1	42,372,251.87	0	0.00	0	0.00	0	0.00	4.270034%	4.240153%	40
07/17/24	0	0.00	0	0.00	1	42,446,915.93	0	0.00	1	42,446,915.93	0	0.00	0	0.00	0	0.00	4.270168%	4.240272%	41
06/17/24	0	0.00	0	0.00	1	42,526,941.72	0	0.00	1	42,526,941.72	0	0.00	0	0.00	0	0.00	4.270312%	4.240401%	42
05/17/24	0	0.00	0	0.00	1	42,600,966.38	0	0.00	1	42,600,966.38	0	0.00	0	0.00	0	0.00	4.270444%	4.240519%	43
04/17/24	0	0.00	0	0.00	1	42,680,375.88	0	0.00	1	42,680,375.88	0	0.00	0	0.00	0	0.00	4.270586%	4.240647%	44
03/15/24	0	0.00	0	0.00	1	42,753,766.34	0	0.00	1	42,753,766.34	0	0.00	0	0.00	0	0.00	4.270716%	4.240764%	45
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	310942546	01/11/25	0	A	348,101.32	348,101.32	0.00	105,300,000.00	01/31/25	13
7	300801704	11/01/24	2	2	213,568.30	634,953.34	0.00	60,000,000.00	09/13/24	13
8	300801709	09/01/22	28	6	179,692.54	5,520,150.06	0.00	44,085,710.08	11/18/20	7			08/24/23
Totals					741,362.16	6,503,204.72	0.00	209,385,710.08
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		787,534,370	685,628,102		60,000,000	41,906,268
37 - 48 Months		66,400,000	66,400,000		0	0
49 - 60 Months		13,666,800	13,666,800		0	0
> 60 Months		5,650,373	5,650,373		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-25	873,251,543	771,345,275	0	60,000,000 0		41,906,268
Jan-25	873,943,295	771,960,437	60,000,000	0	0	41,982,858
Dec-24	874,632,409	772,573,278	60,000,000	0	0	42,059,131
Nov-24	875,366,853	773,226,145	60,000,000	0	0	42,140,709
Oct-24	876,050,540	833,834,211	0	0	0	42,216,330
Sep-24	876,779,751	834,482,473	0	0	0	42,297,278
Aug-24	877,458,051	835,085,799	0	0	0	42,372,252
Jul-24	878,133,765	835,686,849	0	0	0	42,446,916
Jun-24	878,855,289	836,328,347	0	0	0	42,526,942
May-24	879,525,676	836,924,710	0	0	0	42,600,966
Apr-24	880,242,064	837,561,688	0	0	0	42,680,376
Mar-24	880,907,164	838,153,398	0	0	0	42,753,766
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	310942546	105,300,000.00	105,300,000.00	154,000,000.00	10/06/17	8,662,650.50	2.10500	12/31/24	11/11/27	I/O
7	300801704	60,000,000.00	60,000,000.00	281,000,000.00	08/09/17	1,070,149.00	0.25810	09/30/24	11/01/27	I/O
8	300801709	41,906,267.63	44,085,710.08	38,200,000.00	12/15/24	2,788,687.99	1.23520	09/30/24	12/01/27	273
Totals		207,206,267.63	209,385,710.08	473,200,000.00		12,521,487.49

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	310942546	OF	PA	01/31/25	13
The Loan transferred to Special Servicing on 01/31/2025. Special Servicer is reaching out to the Borrower to commence discussions.

7	300801704	OF	MA	09/13/24	13

Loan transferred to the Special Servicer on 9/13/2024 for Imminent Default due to cash flow issues. Collateral consists of Park Square, a 503,312 SF office building located in the Back Bay neighborhood of Boston, MA, originally constructed in

1923 and subsequently renovated between 2014-2016. WeWork, which represented 27% of the GLA (137K SF), terminated its lease. Lender was also notified that Borrower will cease to fund any shortfalls out of additional capital contributions by its equity owners. Lender is currently trapping all cash flow from the Property. A Notice of Default and Reservation of Rights has been sent. As of the 6/30/2024 YTD financials, the NOI/DSCR/Occ. at the property is $541K/

0.12x/ 42%. The Special Servicer will gather additional information and simultaneously discuss workout strategies deemed appropriate to achieve the highest net present value recovery.

8	300801709	LO	MD	11/18/20	7

The loan transferred to special servicing in November 2020 due to borrower-declared imminent default as result of COVID-19 and subsequently went into payment default for the October 2020 payment. A receivership order was entered in

February 2022 appointing GF Hotels as receiver. Marriott remains as manager of the property. Foreclosure sale took place on April 17, 2023, and lender was the winning bidder. The property became REO in August 2023. In Q1 2023 SS engaged in a process for a sale of the asset. Given the state of the financing environment and limited offers received, SS elected not to sell. SS will revisit a potential sale in early 2025. The property continues to perform well compared to its comp set and the PIP items accounted for under the 2024 approved CapEx plan are in process. T12 RevPAR was $106.88 which is a 5% increase over the previous year.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
10	300801696	30,000,000.00	4.38700%	30,000,000.00 4.38700%		10	06/29/20	07/01/20	08/11/20
28	300801703	0.00	4.53700%	0.00	4.53700%	10	04/15/22	04/15/22	--
29	300801715	9,606,738.44	5.00000%	9,606,738.44 5.00000%		10	06/23/20	06/01/20	08/11/20
Totals		39,606,738.44		39,606,738.44
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
25	300801720 08/17/23	10,159,623.98	7,830,000.00	5,971,749.16	2,733,205.28	5,971,749.16	3,238,543.88	6,921,080.10	0.00	279,501.29	6,641,578.81	59.56%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		10,159,623.98	7,830,000.00	5,971,749.16	2,733,205.28	5,971,749.16	3,238,543.88	6,921,080.10	0.00	279,501.29	6,641,578.81

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
25	300801720	06/17/24	0.00	0.00	6,641,578.81	0.00	0.00	55,705.70	0.00	0.00	6,641,578.81
		05/17/24	0.00	0.00	6,585,873.11	0.00	0.00	(8,396.19)	0.00	0.00
		03/15/24	0.00	0.00	6,594,269.30	0.00	0.00	(326,810.80)	0.00	0.00
		08/17/23	0.00	0.00	6,921,080.10	0.00	0.00	6,921,080.10	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	6,641,578.81	0.00	0.00	6,641,578.81	0.00	0.00	6,641,578.81

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	8,043.75	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	12,916.67	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	9,037.98	0.00	0.00	70,628.85	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	0.00	0.00	624.82	0.00	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	0.00	0.00	508.89	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	29,998.40	0.00	1,133.71	70,628.85	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		101,760.96

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Supplemental Notes
EU Securitization Retention Compliance

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com> , specifically under the "Risk Retention Compliance" tab for the BANK 2017-BNK9 transaction, certain

Information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant and the Hedging Covenant under the EU Securitization Retention Requirements. Investors should refer to the Certificate

Administrator's website for all such information

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